PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Sensitivity to a Change of the Significant Actuarial Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation		$ 1,548	$ 1,499
Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation		967	861
Present value of defined benefit obligation | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation		5,284	4,932	$ 6,739
Present value of defined benefit obligation | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation		$ 971	$ 866	$ 1,190
Discount rate | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		$ 578
Percentage of reasonably possible increase in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ (475)
Discount rate | Pension defined benefit plans | Forecast
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	$ (15)
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	12
Discount rate | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		$ 117
Percentage of reasonably possible increase in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ (96)
Discount rate | Other post-employment benefits and other long-term employee benefits ("OPEB") | Forecast
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	0
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	0
Rate of compensation | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		$ (123)
Percentage of reasonably possible increase in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ 127
Rate of compensation | Pension defined benefit plans | Forecast
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	(13)
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	13
Healthcare cost trend rate | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		$ (51)
Percentage of reasonably possible increase in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ 63
Healthcare cost trend rate | Other post-employment benefits and other long-term employee benefits ("OPEB") | Forecast
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	(4)
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	5
Expected life of beneficiaries | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ 115
Duration of reasonably possible increase in actuarial assumption		1 year
Expected life of beneficiaries | Pension defined benefit plans | Forecast
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	6
Expected life of beneficiaries | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ 17
Duration of reasonably possible increase in actuarial assumption		1 year
Expected life of beneficiaries | Other post-employment benefits and other long-term employee benefits ("OPEB") | Forecast
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	$ 0